Basis of Preparation	6 Months Ended
Jun. 30, 2021
Basis Of Preparation [Abstract]
Basis of Preparation

2.1. BASIS OF PREPARATION

The unaudited interim condensed consolidated financial statements of the company and its subsidiaries (collectively referred to as the “Group”) for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS34”) issued by the International Accounting Standards Board (“IASB”).

The accounting policies and basis of preparation adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s financial statements for the year ended December 31, 2020, except for the adoption of new standards effective as of January 1, 2021 set out below. The Group has not early adopted any other standards, interpretation or amendments that has been issued but is not yet effective.

In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of results to be expected for any other interim periods or for the year ended December 31, 2021. The condensed consolidated statement of financial position as of December 31, 2020 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by IFRS for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2020.

2.2.	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

In the six months ended June 30, 2021, the Group has applied, for the first time, the following new and revised international financial reporting standards (“IFRS”) issued by the IASB that are mandatorily effective for the period.

Amendments to IFRS 9,
IAS 39, IFRS 7,
IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2

The prospective adoption of the above new and revised IFRSs does not have a material effect on the Group’s interim condensed consolidated financial statements.